Accounts receivable, trade (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts receivable, trade	Accounts receivable as of December 31, 2016 and 2015 consisted of the following:
	December 31,
	2016	2015

Accounts receivable	$315	$229
Allowance for doubtful accounts	(196)	(1)
	$119	$228

Schedule of movements in allowance for doubtful accounts	The movements in allowance for doubtful accounts are as follows:
	2016	2015

Balance at the beginning of the period	$1	$-
Addition	195	1
Balance at the end of the period	$196	$1